Fair value estimate - Fair value of financial instruments not measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair value of financial instruments
Financial liabilities	$ 29,798	$ 35,806
Debt principal | Carrying amount
Fair value of financial instruments
Financial liabilities	21,955	28,691
Debt principal | Fair value
Fair value of financial instruments
Financial liabilities	23,088	27,375
Level 1 | Debt principal
Fair value of financial instruments
Financial liabilities	14,935	13,874
Level 2 | Debt principal
Fair value of financial instruments
Financial liabilities	$ 8,153	$ 13,501